SHARE-BASED PAYMENT - 2023 Plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)
SHARE-BASED PAYMENT
Share-based compensation expense		¥ 59,698		¥ 49,107		¥ 83,122
Share Options | Share Incentive Plan 2023 [Member]
SHARE-BASED PAYMENT
Maximum aggregate number of Class A ordinary shares available for grant as awards | shares	10,322,520	10,322,520
Share-based compensation expense		¥ 10,240
Share options granted exercise price | $ / shares	$ 0		$ 0		$ 0.01